Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments
Schedule of estimated fair value and carrying value of assets and liabilities

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis. Trade payables and receivables for which the estimated fair values are equivalent to carrying values are not specified below.

		As of		As of
		June 30, 2020		December 31, 2019
		Carrying	Fair	Carrying	Fair
		amount	value	amount	Value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$25,623	25,623	39,126	$39,126
Restricted cash	1	18,390	18,390	20,693	20,693
Derivative instruments	2	(30,860)	(30,860)	(14,935)	(14,935)
Other:
Amounts due from affiliate	2	5,701	5,701	4,296	4,296
Advances (shareholder loans) to joint ventures	2	3,988	4,121	3,831	4,029
Current amounts due to owners and affiliates	2	(3,627)	(3,627)	(2,513)	(2,513)
Lampung facility	2	(103,858)	(109,270)	(112,713)	(119,598)
$385 million facility	2	(331,943)	(340,686)	(344,248)	(352,219)
Revolving credit facility due to owners & affiliates	2	$(4,749)	(4,735)	(8,792)	$(8,717)